General and Administrative Expense, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and Administrative Expense [Abstract]
Management fees – related parties	$ 16,536	$ 13,511	$ 11,611
Professional fees (legal and accounting)	833	687	528
Compensation for Directors and Officers	477	468	1,907
Listing fees and expenses	115	96	107
Miscellaneous	1,281	1,356	1,228
Total	$ 19,242	$ 16,118	$ 15,381